Vanguard International Explorer Fund Investment Strategy - Investor Prospectus [Member] - Vanguard International Explorer Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in the equity securities of small-capitalization companies located in countries outside the United States that an advisor believes offer the potential for capital appreciation. In doing so, each advisor considers, among other things, whether the company has the potential for above-average earnings growth, whether the company’s securities are attractively valued, and whether the company has a sustainable competitive advantage. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.